VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—99.4%
Communication Services—8.4%
NetEase, Inc. (China)	611,222	$ 11,839
NetEase, Inc. ADR (China)	112,210	10,849
Telkom Indonesia Persero Tbk PT (Indonesia)	86,650,583	23,181
Tencent Holdings Ltd. (China)	2,075,764	88,015
		133,884

Consumer Discretionary—21.6%
Alibaba Group Holding Ltd. (China)(1)	2,358,142	24,548
Alibaba Group Holding Ltd. Sponsored ADR (China)(1)	445,420	37,126
Americana Restaurants International plc (United Arab Emirates)	22,397,514	25,794
China Tourism Group Duty Free Corp., Ltd. Class A (China)	689,026	10,517
Eicher Motors Ltd. (India)	1,028,767	44,979
Galaxy Entertainment Group Ltd. (Hong Kong)(1)	1,743,052	11,104
JD.com, Inc. Class A (China)	1,006,463	17,165
Lojas Renner S.A. (Brazil)	4,476,998	18,756
Meituan Class B (China)(1)	1,229,524	19,280
MercadoLibre, Inc. (Uruguay)(1)	7,936	9,401
Midea Group Co., Ltd. Class A (China)	2,674,976	21,744
Sands China Ltd. (China)(1)	7,234,104	24,775
Shenzhou International Group Holdings Ltd. (China)	1,607,891	15,443
Titan Co., Ltd. (India)	497,657	18,530
Yum China Holdings, Inc. (China)	464,547	26,247
Yum China Holdings, Inc. (China)	326,681	18,508
		343,917

Consumer Staples—19.4%
Chacha Food Co., Ltd. Class A (China)	2,985,187	17,111
Clicks Group Ltd. (South Africa)	1,830,500	25,412
Foshan Haitian Flavouring & Food Co., Ltd. Class A (China)	921,378	5,953
Heineken N.V. (Netherlands)	333,361	34,259
Hindustan Unilever Ltd. (India)	638,797	20,886
Inner Mongolia Yili Industrial Group Co., Ltd. Class A (China)	5,512,948	21,512
Kweichow Moutai Co., Ltd. Class A (China)	92,468	21,555
Orion Corp. (South Korea)	257,868	23,517
President Chain Store Corp. (Taiwan)	4,747,148	43,109
Raia Drogasil S.A. (Brazil)	6,808,725	41,991
Wal-Mart de Mexico SAB de C.V. (Mexico)	13,175,897	52,259
		307,564

Energy—2.6%
Reliance Industries Ltd. (India)	1,307,580	40,759
Financials—18.5%
Banco BTG Pactual S.A. (Brazil)	3,052,641	20,121
Bancolombia S.A. Sponsored ADR (Colombia)	410,601	10,955
Bank Central Asia Tbk PT (Indonesia)	45,700,986	28,028
Bank Rakyat Persero Tbk PT (Indonesia)	134,044,431	48,938
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	943,176	35,736
Housing Development Finance Corp., Ltd. (India)	2,305,679	79,547
Kotak Mahindra Bank Ltd. (India)	1,134,594	25,589
Saudi Tadawul Group Holding Co. (Saudi Arabia)	361,043	18,116
SCB X PCL Foreign Shares (Thailand)	6,065,234	18,262
	Shares	Value

Financials—continued
United Overseas Bank Ltd. (Singapore)	437,425	$ 9,077
		294,369

Health Care—1.3%
Cipla Ltd. (India)	1,657,363	20,535
Industrials—6.8%
Airtac International Group (Taiwan)	412,727	13,640
Grupo Aeroportuario del Pacifico SAB de C.V. Class B (Mexico)	405,790	7,303
Shanghai M&G Stationery, Inc. Class A (China)	2,983,827	18,362
Shenzhen Inovance Technology Co., Ltd. Class A (China)	1,610,302	14,273
Techtronic Industries Co., Ltd. (Hong Kong)	1,746,665	19,101
Voltas Ltd. (India)	833,281	7,731
WEG S.A. (Brazil)	1,194,062	9,431
Wuxi Lead Intelligent Equipment Co., Ltd. Class A (China)	3,691,587	18,454
		108,295

Information Technology—17.4%
Accton Technology Corp. (Taiwan)	1,251,646	14,079
Infosys Ltd. (India)	1,989,920	32,412
Samsung Electronics Co., Ltd. (South Korea)	1,425,112	78,471
Samsung SDI Co., Ltd. (South Korea)	29,062	14,840
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5,115,886	94,507
Tata Consultancy Services Ltd. (India)	382,775	15,467
TOTVS S.A. (Brazil)	4,218,914	26,530
		276,306

Materials—1.2%
Avia Avian Tbk PT (Indonesia)	423,276,672	18,796
Utilities—2.2%
ENN Energy Holdings Ltd. (China)	1,405,825	17,584
Power Grid Corp. of India Ltd. (India)	5,384,516	16,786
		34,370

Total Common Stocks (Identified Cost $1,483,711)		1,578,795

Total Long-Term Investments—99.4% (Identified Cost $1,483,711)		1,578,795

TOTAL INVESTMENTS—99.4% (Identified Cost $1,483,711)		$1,578,795
Other assets and liabilities, net—0.6%		9,841
NET ASSETS—100.0%		$1,588,636

Abbreviation:
ADR	American Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Vontobel Emerging Markets Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
Country Weightings†
China	29%
India	20
Taiwan	10
Indonesia	8
Brazil	7
South Korea	7
Hong Kong	4
Other	15
Total	100%
† % of total investments as of June 30, 2023.
The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$1,578,795	$374,550	$1,204,245
Total Investments	$1,578,795	$374,550	$1,204,245
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
There were no transfers into or out of Level 3 related to securities held at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS VONTOBEL EMERGING MARKETS OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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